Notes to the Consolidated statements of Profit and Loss and Other Comprehensive Income - Additional Information (Detail) € / shares in Units, € in Millions		12 Months Ended			13 Months Ended
	Dec. 14, 2021 EUR (€) € / shares shares	Sep. 30, 2022 EUR (€) € / shares shares	Sep. 30, 2021 EUR (€) shares	Sep. 30, 2020 EUR (€) shares	Dec. 30, 2022 EUR (€)	Dec. 14, 2021 $ / shares
Schedule Of Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Equity-based compensation expense		€ 17.1	€ 2.7	€ 0.1
Proceeds from the recapitalization	€ 121.9	121.9	€ 0.0	€ 0.0
Revaluation of warrants		16.4			€ (15.3)
Revaluation of put option		16.4
Foreign exchange gain (loss)		€ 14.9
Fair value of shares deemed issued	€ 110.1
Exchange ratio (in EUR per share)	8.75
Fair value of net assets acquired	€ 7.3
Fair value of warrants received by former shareholders	€ 19.0
Warrants received by former shareholders (in shares) | shares	17,433,333
Fair value of warrant, price (in EUR and USD per share) | (per share)	€ 1.09	€ 0.22				$ 1.24
Applicable tax rate		15.83%	1583.00%	1583.00%
Trade tax rate		14.35%	17.15%	17.15%
Earn-out shares
Schedule Of Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share amount (in shares) | shares		51,000,000.0	0	0
Employee options
Schedule Of Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share amount (in shares) | shares		600,000	1,300,000	0
Aggregate continuing and discontinued operations
Schedule Of Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Equity-based compensation expense		€ 17.1